John Hancock
Financial Industries Fund
Quarterly portfolio holdings 1/31/2025

Fund’s investments
As of 1-31-25 (unaudited)
	Shares	Value
Common stocks 99.4%		$483,461,159
(Cost $309,457,077)
Financials 98.5%		479,059,224
Banks 39.5%
American Business Bank (A)	93,194	4,286,924
Bank of America Corp.	379,727	17,581,360
Citigroup, Inc.	221,912	18,070,294
Coastal Financial Corp. (A)	28,388	2,531,642
Dime Community Bancshares, Inc.	126,619	3,954,311
East West Bancorp, Inc.	105,353	10,848,198
Eastern Bankshares, Inc.	242,311	4,448,830
Flushing Financial Corp.	119,956	1,673,386
JPMorgan Chase & Co.	56,403	15,076,522
M&T Bank Corp.	91,297	18,372,608
Mid Penn Bancorp, Inc.	42,334	1,275,100
Old National Bancorp	158,041	3,769,278
Pinnacle Financial Partners, Inc.	114,932	14,340,066
Popular, Inc.	75,142	7,735,117
Renasant Corp.	70,068	2,724,244
Sumitomo Mitsui Trust Group, Inc.	227,400	5,718,043
Synovus Financial Corp.	239,676	13,522,520
U.S. Bancorp	112,204	5,361,107
Washington Trust Bancorp, Inc.	77,725	2,547,048
Wells Fargo & Company	272,212	21,450,306
Western Alliance Bancorp	101,699	8,936,291
Zions Bancorp NA	133,187	7,706,200
Capital markets 18.8%
AllianceBernstein Holding LP	183,168	7,337,710
Ameriprise Financial, Inc.	16,783	9,119,211
Ares Management Corp., Class A	64,886	12,861,703
GCM Grosvenor, Inc., Class A	130,913	1,769,944
KKR & Company, Inc.	86,978	14,531,414
Morgan Stanley	57,500	7,959,725
Nasdaq, Inc.	184,839	15,219,643
The Goldman Sachs Group, Inc.	23,741	15,203,736
Tradeweb Markets, Inc., Class A	59,574	7,559,941
Consumer finance 6.4%
American Express Company	46,450	14,745,553
Discover Financial Services	80,233	16,134,054
Financial services 11.5%
Apollo Global Management, Inc.	56,926	9,733,207
Equitable Holdings, Inc.	54,035	2,940,585
Fiserv, Inc. (A)	56,455	12,196,538
Mastercard, Inc., Class A	23,267	12,923,190
PayPal Holdings, Inc. (A)	70,819	6,273,147
Visa, Inc., Class A	35,302	12,066,224
Insurance 22.3%
American International Group, Inc.	65,762	4,844,029
Arthur J. Gallagher & Company	34,107	10,294,175
Bowhead Specialty Holdings, Inc. (A)	46,016	1,487,697
Chubb, Ltd.	27,089	7,364,957
MetLife, Inc.	59,733	5,167,502
NN Group NV	140,467	6,446,908
2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Palomar Holdings, Inc. (A)	74,053	$7,988,097
Reinsurance Group of America, Inc.	60,384	13,759,098
Skyward Specialty Insurance Group, Inc. (A)	174,322	7,718,978
The Allstate Corp.	77,929	14,988,085
The Hartford Financial Services Group, Inc.	43,716	4,876,520
The Progressive Corp.	45,520	11,217,949
Unum Group	162,627	12,400,309
Real estate 0.9%		4,401,935
Specialized REITs 0.9%
Digital Realty Trust, Inc.	26,864	4,401,935

	Yield (%)	Shares	Value
Short-term investments 0.7%			$3,475,184
(Cost $3,474,963)
Short-term funds 0.7%			3,475,184
John Hancock Collateral Trust (B)	4.2301(C)	347,400	3,475,184

Total investments (Cost $312,932,040) 100.1%	$486,936,343
Other assets and liabilities, net (0.1%)	(428,762)
Total net assets 100.0%	$486,507,581

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 1-31-25.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$191,929,395	$186,211,352	$5,718,043	—
Capital markets	91,563,027	91,563,027	—	—
Consumer finance	30,879,607	30,879,607	—	—
Financial services	56,132,891	56,132,891	—	—
Insurance	108,554,304	102,107,396	6,446,908	—
Real estate
Specialized REITs	4,401,935	4,401,935	—	—
Short-term investments	3,475,184	3,475,184	—	—
Total investments in securities	$486,936,343	$474,771,392	$12,164,951	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	347,400	$4,211,555	$50,120,651	$(50,857,801)	$2,106	$(1,327)	$60,084	—	$3,475,184
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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